Contract Liabilities (Details) - Future General Trading LLC [Member]	Dec. 31, 2024 AED (د.إ)	Nov. 18, 2023 USD ($)	Nov. 18, 2023 AED (د.إ)	Apr. 26, 2023 USD ($)	Apr. 26, 2023 AED (د.إ)
Autonomous Investment [Member]
Contract Liabilities [Line Items]
Percentage of royalty				25.00%	25.00%
Percentage of margin on unit sold				25.00%	25.00%
Receivable from investment				$ 3,300,000	د.إ 12,100,000
Total amount received	د.إ 12,100,000
Autonomous Investment [Member] | Month 1 [Member]
Contract Liabilities [Line Items]
Receivable from investment				500,000	1,836,000
Autonomous Investment [Member] | Month 2 to Month 9 [Member]
Contract Liabilities [Line Items]
Receivable from investment				275,000	1,009,800
Autonomous Investment [Member] | Month 10 to Month 12 [Member]
Contract Liabilities [Line Items]
Receivable from investment				$ 200,000	د.إ 734,400
Machinery Investment [Member]
Contract Liabilities [Line Items]
Receivable from investment		$ 774,800	د.إ 2,800,000
Total amount received	د.إ 2,000,000
Percentage of stake in Special Purpose Vehicle (SPV)		50.00%	50.00%